As filed with the Securities and Exchange Commission on December 21, 2018

Securities Act Registration No. 333-07305
Investment Company Act Registration No. 811-07685

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 116	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 117

FRONTIER FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

400 Skokie Boulevard, Suite 500
Northbrook, Illinois	60062
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:  (847) 509-9860

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois  60062
(Name and Address of Agent for Service)

Copies to:

Ellen R. Drought
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]
Explanatory Note: This PEA No. 116 hereby incorporates Parts A, B and C from the Fund’s PEA No. 115 on Form N‑1A filed December 14, 2018.  This PEA No. 116 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 115.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 116 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 116 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Northbrook and State of Illinois on the 21st day of December, 2018.

FRONTIER FUNDS, INC. (Registrant) By: /s/ William D. Forsyth III William D. Forsyth III President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 116 to its Registration Statement has been signed below on December 21, 2018 by the following persons in the capacities indicated.

Name	Title
/s/ William D. Forsyth III William D. Forsyth III	President and a Director (principal executive officer)
/s/ Elyce D. Dilworth Elyce D. Dilworth	Chief Compliance Officer and Treasurer (principal financial officer)
/s/ David L. Heald David L. Heald	Director*
/s/ Steven K. Norgaard Steven K. Norgaard	Director*
/s/ James M. Snyder James M. Snyder	Director*
*By:/s/ William D. Forsyth III William D. Forsyth III President Attorney-in-fact pursuant to Power of Attorney filed on October 28, 2013, Post-Effective Amendment No. 83.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE